MINERAL PROPERTIES (Details Textual) (USD $)	12 Months Ended			105 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Apr. 30, 2012 Turkey Project [Member]	Mar. 08, 2010 Al Fairuz Mining [Member]	Mar. 08, 2010 Al Zuhra Mining [Member]
Business Acquisition, Percentage of Voting Interests Acquired						65.00%	70.00%
Mineral Properties, Net	$ 800,000	$ 18,248,198		$ 800,000
Option Fee					200,000
Option Agreement Acquision Percentage					70.00%
Additional Option Fee					400,000
Annual Option Fee					300,000
Other Asset Impairment Charges	$ 17,448,198	$ 0	$ 0	$ 17,448,198
Joint Venture Option Agreements, Description	the Company has negotiated joint venture option agreements with two local Turkish entities. The first option agreement was signed with the first local partner for a 50% share of three permits in the Boyabat area in northern Turkey and a second option agreement was signed with a second local partner for a 50% interest in three additional permits in the Boyabat area in northern Turkey.